Pension and Postretirement Benefit Plans, Amounts Recognized in Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Amounts Recognized in Consolidated Balance Sheets [Abstract]
Prepaid asset	$ 1,686	$ 1,223
Pension Plan [Member]
Amounts Recognized in Consolidated Balance Sheets [Abstract]
Prepaid asset	1,686	1,223
Accrued benefit cost	0	0
Accumulated other comprehensive loss, unrecognized net gain (loss)	1,827	2,416
Net amount recognized	3,513	3,639
Amounts in Accumulated Other Comprehensive (Loss) Income Expected to be Recognized in 2019 [Abstract]
Amount in accumulated other comprehensive (loss) income expected to be recognized in net periodic benefit costs in 2020	(1,800)
Postretirement Benefits [Member]
Amounts Recognized in Consolidated Balance Sheets [Abstract]
Prepaid asset	0	0
Accrued benefit cost	(115)	(3,305)
Accumulated other comprehensive loss, unrecognized net gain (loss)	(54)	(1,929)
Net amount recognized	$ (169)	$ (5,234)